Employee Benefits - Remeasurements of Net Defined Benefit Liabilities (Assets) Included in Other Comprehensive Income (Loss) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Share of associates regarding remeasurements	₩ 20	₩ 441	₩ 200
Income tax	(1,169)	9,259	(37,594)
Remeasurements of net defined benefit liabilities (assets) [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(170,510)	(163,950)	(281,902)
Actuarial profit or loss arising from: Experience adjustment	56,225	(48,890)	70,258
Actuarial profit or loss arising from: Demographic assumptions	(15,379)	(7,702)	(4,605)
Actuarial profit or loss arising from: Financial assumptions	(12,961)	56,706	95,429
Return on plan assets	(22,195)	(16,374)	(5,736)
Share of associates regarding remeasurements	20	441	200
Remeasurements	5,710	(15,819)	155,546
Income tax	(1,169)	9,259	(37,594)
Ending balance	₩ (165,969)	₩ (170,510)	₩ (163,950)